Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the Net Carrying Amount of Goodwill by Segment

Changes in the Net Carrying Value of Goodwill by Segment
	MedSurg and Neurotechnology	Orthopaedics	Total
2023	$8,270	$6,973	$15,243
Goodwill impairment	—	(456)	(456)
Additions and adjustments	852	300	1,152
Foreign exchange and other	86	(170)	(84)
2024	$9,208	$6,647	$15,855
Additions and adjustments	3,275	(1)	3,274
Foreign exchange and other	73	89	162
2025	$12,556	$6,735	$19,291

Summary of the Company's Other Intangible Assets

Summary of Other Intangible Assets
	Gross Carrying Amount	Less Accumulated Amortization	Net Carrying Amount
Developed technologies
2025	$7,273	$3,430	$3,843
2024	5,698	2,931	2,767
Customer relationships
2025	$3,425	$1,844	$1,581
2024	3,055	1,636	1,419
Patents
2025	$157	$144	$13
2024	153	136	17
Trademarks
2025	$420	$281	$139
2024	413	256	157
In-process research and development
2025	$34	$—	$34
2024	34	—	34
Other
2025	$132	$61	$71
2024	63	62	1
Total
2025	$11,441	$5,760	$5,681
2024	9,416	5,021	4,395

Estimated Amortization Expense

Estimated Amortization Expense
2026	2027	2028	2029	2030
$699	$711	$631	$616	$597